Schedule of Investments (unaudited)
July 31, 2023
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.7%
Boeing Co.(a)	24,405	$ 5,829,134
General Dynamics Corp.	9,698	2,168,279
Huntington Ingalls Industries, Inc.	839	192,693
L3Harris Technologies, Inc.	8,182	1,550,407
Lockheed Martin Corp.	9,727	4,341,841
Northrop Grumman Corp.	6,167	2,744,315
RTX Corp.	63,059	5,544,778
Textron, Inc.	5,796	450,755
		22,822,202
Air Freight & Logistics — 1.1%
CH Robinson Worldwide, Inc.	3,425	343,117
Expeditors International of Washington, Inc.	3,927	499,907
FedEx Corp.	9,995	2,698,150
United Parcel Service, Inc., Class B	31,279	5,853,239
		9,394,413
Automobile Components — 0.1%
BorgWarner, Inc.	6,041	280,907
Lear Corp.	1,595	246,842
		527,749
Automobiles — 0.6%
Ford Motor Co.	169,861	2,243,864
General Motors Co.	60,084	2,305,423
Rivian Automotive, Inc., Class A(a)	24,327	672,398
		5,221,685
Banks — 6.4%
Bank of America Corp.	299,216	9,574,912
Citigroup, Inc.	84,037	4,005,203
Citizens Financial Group, Inc.	21,076	679,912
East West Bancorp, Inc.	6,106	379,854
Fifth Third Bancorp	29,483	857,955
First Horizon Corp.	23,494	320,223
Huntington Bancshares, Inc.	61,973	758,550
JPMorgan Chase & Co.	126,118	19,921,599
KeyCorp	40,153	494,284
M&T Bank Corp.	7,185	1,004,894
PNC Financial Services Group, Inc.	17,206	2,355,329
Regions Financial Corp.	40,295	820,809
Truist Financial Corp.	57,449	1,908,456
U.S. Bancorp	60,145	2,386,554
Wells Fargo & Co.	161,935	7,474,920
		52,943,454
Beverages — 2.1%
Coca-Cola Co.	106,344	6,585,884
Constellation Brands, Inc., Class A	6,958	1,898,142
Keurig Dr Pepper, Inc.	36,419	1,238,610
Molson Coors Beverage Co., Class B	8,136	567,649
PepsiCo, Inc.	40,421	7,577,321
		17,867,606
Biotechnology — 3.3%
AbbVie, Inc.	76,142	11,389,321
Amgen, Inc.	23,060	5,399,499
Biogen, Inc.(a)	6,243	1,686,796
Gilead Sciences, Inc.	53,837	4,099,149
Horizon Therapeutics PLC(a)	5,106	511,979
Karuna Therapeutics, Inc.(a)(b)	587	117,265
Moderna, Inc.(a)	14,173	1,667,595
Security	Shares	Value
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.(a)	2,976	$ 2,207,924
United Therapeutics Corp.(a)	2,012	488,353
		27,567,881
Broadline Retail — 0.1%
Coupang, Inc., Class A(a)	14,276	259,109
eBay, Inc.	13,140	584,862
		843,971
Building Products — 0.7%
A O Smith Corp.	2,387	173,368
Allegion PLC	1,455	170,031
Builders FirstSource, Inc.(a)	2,540	366,852
Carlisle Cos., Inc.	778	215,662
Carrier Global Corp.	22,924	1,365,124
Fortune Brands Innovations, Inc.	5,470	388,753
Johnson Controls International PLC	19,563	1,360,607
Lennox International, Inc.	738	271,171
Masco Corp.	9,746	591,387
Owens Corning	3,870	541,761
Trane Technologies PLC	3,271	652,368
		6,097,084
Capital Markets — 4.4%
Ameriprise Financial, Inc.	2,676	932,452
Bank of New York Mellon Corp.	31,029	1,407,475
BlackRock, Inc.(c)	6,463	4,775,188
Blackstone, Inc., Class A, NVS	21,771	2,281,383
Carlyle Group, Inc.	9,542	340,172
Charles Schwab Corp.	40,610	2,684,321
CME Group, Inc., Class A	15,539	3,091,639
Coinbase Global, Inc., Class A(a)(b)	7,143	704,371
Franklin Resources, Inc.	12,389	362,254
Goldman Sachs Group, Inc.	14,348	5,106,023
Intercontinental Exchange, Inc.	12,091	1,388,047
Invesco Ltd.	19,844	333,379
KKR & Co., Inc., Class A	24,973	1,482,897
Moody’s Corp.	2,053	724,196
Morgan Stanley	56,220	5,147,503
Nasdaq, Inc.	8,730	440,778
Northern Trust Corp.	8,959	717,795
Raymond James Financial, Inc.	3,738	411,442
S&P Global, Inc.	5,522	2,178,484
SEI Investments Co.	2,129	134,106
State Street Corp.	14,463	1,047,700
T Rowe Price Group, Inc.	9,656	1,190,199
		36,881,804
Chemicals — 2.2%
Air Products & Chemicals, Inc.	5,638	1,721,451
Albemarle Corp.	2,395	508,411
Celanese Corp., Class A	4,316	541,183
CF Industries Holdings, Inc.	8,459	694,315
Corteva, Inc.	17,773	1,002,930
Dow, Inc.	30,525	1,723,747
DuPont de Nemours, Inc.	10,856	842,751
Eastman Chemical Co.	5,204	445,358
Ecolab, Inc.	3,747	686,226
FMC Corp.	3,213	309,187
International Flavors & Fragrances, Inc.	11,043	934,348
Linde PLC	11,410	4,457,545
LyondellBasell Industries NV, Class A	10,896	1,077,179
Mosaic Co.	14,262	581,319
Olin Corp.	3,074	177,308
PPG Industries, Inc.	3,931	565,671

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
RPM International, Inc.	2,695	$ 278,420
Sherwin-Williams Co.	6,440	1,780,660
Westlake Corp.	620	85,250
		18,413,259
Commercial Services & Supplies — 0.3%
Cintas Corp.	882	442,799
Republic Services, Inc.	4,181	631,791
Waste Management, Inc.	8,763	1,435,292
		2,509,882
Communications Equipment — 1.3%
Cisco Systems, Inc.	176,764	9,198,799
F5, Inc.(a)	1,726	273,122
Juniper Networks, Inc.	13,823	384,280
Motorola Solutions, Inc.	3,091	885,973
		10,742,174
Construction & Engineering — 0.1%
AECOM	2,945	256,215
EMCOR Group, Inc.	864	185,795
Quanta Services, Inc.	2,184	440,338
		882,348
Consumer Finance — 0.9%
Ally Financial, Inc.	13,011	397,356
American Express Co.	25,661	4,333,630
Capital One Financial Corp.	16,470	1,927,319
Discover Financial Services	4,301	453,970
Synchrony Financial	18,405	635,709
		7,747,984
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc., Class A	8,627	187,465
BJ’s Wholesale Club Holdings, Inc.(a)	2,882	191,105
Casey’s General Stores, Inc.	586	148,059
Dollar General Corp.	6,530	1,102,656
Kroger Co.	28,082	1,365,908
Target Corp.	19,944	2,721,758
U.S. Foods Holding Corp.(a)	3,567	152,418
Walgreens Boots Alliance, Inc.	30,781	922,507
Walmart, Inc.	60,533	9,676,805
		16,468,681
Containers & Packaging — 0.4%
Amcor PLC	63,409	650,576
Avery Dennison Corp.	2,011	370,044
Ball Corp.	7,446	437,006
Crown Holdings, Inc.	3,403	315,662
International Paper Co.	14,904	537,438
Packaging Corp. of America	3,923	601,592
Westrock Co.	11,091	369,220
		3,281,538
Distributors — 0.1%
Genuine Parts Co.	3,245	505,311
LKQ Corp.	7,586	415,637
Pool Corp.	667	256,622
		1,177,570
Diversified Consumer Services — 0.0%
Service Corp. International	3,937	262,401
Diversified REITs — 0.1%
WP Carey, Inc.	9,303	628,232
Security	Shares	Value
Diversified Telecommunication Services — 1.3%
AT&T Inc.	308,531	$ 4,479,870
Verizon Communications, Inc.	181,432	6,183,203
		10,663,073
Electric Utilities — 2.9%
Alliant Energy Corp.	10,839	582,488
American Electric Power Co., Inc.	22,202	1,881,397
Avangrid, Inc.	2,965	109,942
Duke Energy Corp.	33,284	3,116,048
Edison International	16,498	1,187,196
Entergy Corp.	9,081	932,619
Evergy, Inc.	9,904	593,943
Eversource Energy	15,042	1,087,988
Exelon Corp.	42,905	1,796,003
FirstEnergy Corp.	23,573	928,540
NextEra Energy, Inc.	53,134	3,894,722
NRG Energy, Inc.	6,756	256,660
OGE Energy Corp.	8,745	316,132
PG&E Corp.(a)	69,960	1,231,996
Pinnacle West Capital Corp.	4,912	406,812
PPL Corp.	31,653	871,407
Southern Co.	47,084	3,406,057
Xcel Energy, Inc.	23,760	1,490,465
		24,090,415
Electrical Equipment — 0.8%
Eaton Corp. PLC	17,171	3,525,550
Emerson Electric Co.	24,635	2,250,407
Regal Rexnord Corp.	2,873	448,705
		6,224,662
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	10,943	966,376
Corning, Inc.	33,081	1,122,769
Flex Ltd.(a)	12,756	349,004
Jabil, Inc.	2,394	264,944
Keysight Technologies, Inc.(a)	3,083	496,610
TD SYNNEX Corp.	1,793	176,987
TE Connectivity Ltd.	6,539	938,281
Teledyne Technologies, Inc.(a)	867	333,388
Trimble, Inc.(a)	5,713	307,359
Zebra Technologies Corp., Class A(a)	938	288,867
		5,244,585
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	18,459	660,647
Halliburton Co.	13,784	538,679
Schlumberger NV	32,479	1,894,825
		3,094,151
Entertainment — 0.9%
Activision Blizzard, Inc.	30,821	2,858,956
Electronic Arts, Inc.	6,313	860,777
Liberty Media Corp. - Liberty Formula One, Class A(a)	424	27,255
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	2,833	205,676
Walt Disney Co.(a)	33,456	2,973,904
Warner Bros Discovery, Inc., Class A(a)	56,279	735,566
		7,662,134
Financial Services — 4.3%
Apollo Global Management, Inc.	18,623	1,521,685
Berkshire Hathaway, Inc., Class B(a)	76,962	27,087,546
Equitable Holdings, Inc.	14,518	416,521
Fidelity National Information Services, Inc.	25,513	1,540,475
Fiserv, Inc.(a)	13,961	1,762,018

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
FleetCor Technologies, Inc.(a)	1,397	$ 347,727
Global Payments, Inc.	7,581	835,805
PayPal Holdings, Inc.(a)	32,864	2,491,749
WEX, Inc.(a)	851	161,137
		36,164,663
Food Products — 1.7%
Archer-Daniels-Midland Co.	23,485	1,995,286
Bunge Ltd.	6,548	711,571
Campbell Soup Co.	8,695	398,405
Conagra Brands, Inc.	20,615	676,378
Darling Ingredients, Inc.(a)	2,384	165,092
General Mills, Inc.	25,415	1,899,517
Hormel Foods Corp.	8,497	347,357
J M Smucker Co.	4,587	691,032
Kellogg Co.	11,040	738,466
Kraft Heinz Co.	34,319	1,241,661
McCormick & Co., Inc., NVS	4,373	391,296
Mondelez International, Inc., Class A	58,777	4,357,139
Tyson Foods, Inc., Class A	12,362	688,811
		14,302,011
Gas Utilities — 0.1%
Atmos Energy Corp.	4,030	490,491
Ground Transportation — 1.5%
Avis Budget Group, Inc.(a)	1,062	233,948
CSX Corp.	62,782	2,091,896
Knight-Swift Transportation Holdings, Inc.	4,755	288,866
Norfolk Southern Corp.	9,817	2,293,153
Uber Technologies, Inc.(a)	27,250	1,347,785
U-Haul Holding Co.	265	16,128
U-Haul Holding Co., NVS(b)	3,789	216,769
Union Pacific Corp.	26,313	6,105,142
		12,593,687
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories	75,048	8,355,094
Baxter International, Inc.	21,804	986,195
Becton Dickinson & Co.	12,267	3,417,831
Boston Scientific Corp.(a)	26,524	1,375,269
Cooper Cos., Inc.	687	268,796
DENTSPLY SIRONA, Inc.	9,152	379,991
GE HealthCare Technologies, Inc.	10,483	817,674
Hologic, Inc.(a)	6,930	550,381
Medtronic PLC	57,417	5,038,916
Stryker Corp.	4,314	1,222,631
Teleflex, Inc.	1,062	266,742
Zimmer Biomet Holdings, Inc.	8,999	1,243,212
		23,922,732
Health Care Providers & Services — 4.1%
AmerisourceBergen Corp.	6,999	1,308,113
Cardinal Health, Inc.	11,019	1,007,908
Centene Corp.(a)	23,689	1,612,984
Chemed Corp.	245	127,667
Cigna Group	12,774	3,769,607
CVS Health Corp.	55,339	4,133,270
DaVita, Inc.(a)	2,421	246,918
Elevance Health, Inc.	6,976	3,290,091
HCA Healthcare, Inc.	8,916	2,432,374
Henry Schein, Inc.(a)	5,626	443,272
Humana, Inc.	2,912	1,330,289
Laboratory Corp. of America Holdings	3,804	813,790
McKesson Corp.	5,843	2,351,223
Security	Shares	Value
Health Care Providers & Services (continued)
Molina Healthcare, Inc.(a)	1,076	$ 327,631
Quest Diagnostics, Inc.	4,810	650,360
UnitedHealth Group, Inc.	19,554	9,901,559
Universal Health Services, Inc., Class B	2,734	379,917
		34,126,973
Health Care REITs — 0.3%
Healthcare Realty Trust, Inc.	16,354	319,394
Healthpeak Properties, Inc.	13,289	290,099
Ventas, Inc.	17,348	841,725
Welltower, Inc.	8,987	738,282
		2,189,500
Hotels, Restaurants & Leisure — 1.0%
Aramark	6,468	261,113
Carnival Corp.(a)(b)	43,291	815,603
Darden Restaurants, Inc.	2,549	430,577
Domino’s Pizza, Inc.	638	253,120
Expedia Group, Inc.(a)	6,124	750,374
McDonald’s Corp.	18,459	5,412,179
Royal Caribbean Cruises Ltd.(a)	3,385	369,337
		8,292,303
Household Durables — 0.7%
DR Horton, Inc.	13,397	1,701,687
Garmin Ltd.	6,606	699,509
Lennar Corp., Class A	10,959	1,389,930
Lennar Corp., Class B	612	70,325
NVR, Inc.(a)	132	832,450
PulteGroup, Inc.	9,650	814,363
Whirlpool Corp.	2,375	342,618
		5,850,882
Household Products — 2.5%
Church & Dwight Co., Inc.	3,731	356,945
Clorox Co.	1,795	271,906
Colgate-Palmolive Co.	35,814	2,731,176
Kimberly-Clark Corp.	14,547	1,878,018
Procter & Gamble Co.	101,720	15,898,836
		21,136,881
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	28,775	622,403
Vistra Corp.	10,027	281,358
		903,761
Industrial Conglomerates — 1.3%
3M Co.	23,847	2,658,941
General Electric Co.	21,892	2,500,942
Honeywell International, Inc.	28,718	5,575,025
		10,734,908
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	5,995	194,358
Prologis, Inc.	18,340	2,287,915
		2,482,273
Insurance — 3.1%
Aflac, Inc.	23,728	1,716,483
Allstate Corp.	11,323	1,275,876
American Financial Group, Inc.	2,021	245,774
American International Group, Inc.	31,235	1,882,846
Aon PLC, Class A	4,063	1,294,065
Arch Capital Group Ltd.(a)	7,657	594,872
Arthur J. Gallagher & Co.	3,725	800,130
Chubb Ltd.	17,884	3,655,668
Cincinnati Financial Corp.	3,809	409,772

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Everest Group Ltd.	1,841	$ 663,699
Fidelity National Financial, Inc., Class A	11,635	455,743
Globe Life, Inc.	3,816	428,041
Hartford Financial Services Group, Inc.	13,434	965,636
Loews Corp.	8,259	517,426
Markel Group, Inc.(a)(b)	313	453,759
Marsh & McLennan Cos., Inc.	9,180	1,729,696
MetLife, Inc.	27,770	1,748,677
Old Republic International Corp.	11,798	325,271
Principal Financial Group, Inc.	9,767	780,090
Progressive Corp.	10,251	1,291,421
Prudential Financial, Inc.	15,764	1,521,068
Reinsurance Group of America, Inc.	2,901	407,155
RenaissanceRe Holdings Ltd.	1,076	200,954
Travelers Cos., Inc.	9,949	1,717,297
Unum Group	7,955	386,693
W. R. Berkley Corp.	4,665	287,784
Willis Towers Watson PLC	2,211	467,251
		26,223,147
Interactive Media & Services — 5.1%
Alphabet, Inc., Class A(a)	100,219	13,301,065
Alphabet, Inc., Class C, NVS(a)	86,207	11,475,014
Meta Platforms, Inc., Class A(a)	54,278	17,292,971
		42,069,050
IT Services — 1.4%
Accenture PLC, Class A	12,575	3,978,101
Akamai Technologies, Inc.(a)	4,349	410,981
Cognizant Technology Solutions Corp., Class A	21,896	1,445,793
International Business Machines Corp.	39,189	5,650,270
		11,485,145
Leisure Products — 0.0%
Hasbro, Inc.	5,658	365,280
Life Sciences Tools & Services — 1.0%
Avantor, Inc.(a)	19,967	410,721
Illumina, Inc.(a)	3,432	659,459
IQVIA Holdings, Inc.(a)	3,497	782,489
Revvity, Inc.	5,433	667,987
Thermo Fisher Scientific, Inc.	10,463	5,740,629
Waters Corp.(a)	861	237,817
		8,499,102
Machinery — 2.0%
AGCO Corp.	2,697	358,971
Caterpillar, Inc.	13,885	3,681,885
Cummins, Inc.	3,465	903,672
Deere & Co.	5,496	2,361,082
Dover Corp.	2,376	346,825
Fortive Corp.(b)	7,044	551,897
Illinois Tool Works, Inc.	11,946	3,145,621
Middleby Corp.(a)	1,149	174,476
Otis Worldwide Corp.	8,343	758,879
PACCAR, Inc.	22,544	1,941,715
Parker-Hannifin Corp.	1,762	722,438
Pentair PLC	3,953	274,734
Snap-on, Inc.	2,294	624,977
Stanley Black & Decker, Inc.	6,661	661,237
Westinghouse Air Brake Technologies Corp.	3,601	426,502
		16,934,911
Media — 1.5%
Charter Communications, Inc., Class A(a)	3,243	1,314,031
Comcast Corp., Class A	179,507	8,124,487
Security	Shares	Value
Media (continued)
Fox Corp., Class A, NVS	11,555	$ 386,515
Fox Corp., Class B	5,931	186,293
Interpublic Group of Cos., Inc.	16,560	566,849
Liberty Media Corp. - Liberty SiriusXM, Class A(a)(b)	3,176	100,679
Liberty Media Corp. - Liberty SiriusXM, Class C, NVS(a)	6,773	215,585
News Corp., Class A, NVS	16,686	330,716
News Corp., Class B	5,128	103,124
Omnicom Group, Inc.	8,568	725,024
Paramount Global, Class A(b)	353	6,799
Paramount Global, Class B, NVS	21,880	350,736
Sirius XM Holdings, Inc.(b)	29,903	152,505
		12,563,343
Metals & Mining — 1.0%
Cleveland-Cliffs, Inc.(a)	22,326	394,054
Freeport-McMoRan, Inc.	61,949	2,766,023
Newmont Corp.	34,311	1,472,628
Nucor Corp.	10,842	1,865,800
Reliance Steel & Aluminum Co.	2,534	742,107
Southern Copper Corp.	3,729	326,064
Steel Dynamics, Inc.	6,896	734,975
		8,301,651
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	21,210	426,109
Multi-Utilities — 1.3%
Ameren Corp.	5,680	486,606
CenterPoint Energy, Inc.	16,247	488,872
CMS Energy Corp.	7,724	471,705
Consolidated Edison, Inc.	14,969	1,419,959
Dominion Energy, Inc.	36,049	1,930,424
DTE Energy Co.	8,921	1,019,670
NiSource, Inc.	17,862	497,278
Public Service Enterprise Group, Inc.	21,555	1,360,552
Sempra	13,567	2,021,754
WEC Energy Group, Inc.	13,607	1,222,725
		10,919,545
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	3,722	467,781
Boston Properties, Inc.	6,221	414,505
		882,286
Oil, Gas & Consumable Fuels — 6.9%
APA Corp.	13,474	545,562
Cheniere Energy, Inc.	4,625	748,603
Chesapeake Energy Corp.	4,657	392,771
Chevron Corp.	75,209	12,308,705
ConocoPhillips	27,940	3,289,097
Coterra Energy, Inc.	14,420	397,127
Devon Energy Corp.	14,442	779,868
Diamondback Energy, Inc.	4,481	660,141
EOG Resources, Inc.	25,262	3,347,973
EQT Corp.	6,257	263,920
Exxon Mobil Corp.	174,484	18,711,664
Hess Corp.	6,804	1,032,371
HF Sinclair Corp.	5,533	288,214
Kinder Morgan, Inc.	85,122	1,507,511
Marathon Oil Corp.	17,675	464,322
Marathon Petroleum Corp.	12,155	1,616,858
Occidental Petroleum Corp.	12,199	770,123
ONEOK, Inc.	19,285	1,292,866
Ovintiv, Inc.	6,496	299,401

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66	19,788	$ 2,207,351
Pioneer Natural Resources Co.	10,077	2,274,077
Targa Resources Corp.	5,790	474,722
Valero Energy Corp.	15,602	2,011,254
Williams Cos., Inc.	52,601	1,812,104
		57,496,605
Passenger Airlines — 0.2%
American Airlines Group, Inc.(a)	13,919	233,143
Delta Air Lines, Inc.	14,860	687,424
Southwest Airlines Co.	14,898	508,916
United Airlines Holdings, Inc.(a)	7,992	434,045
		1,863,528
Personal Care Products — 0.1%
Coty, Inc., Class A(a)(b)	9,783	117,787
Estee Lauder Cos., Inc., Class A	4,130	743,400
		861,187
Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co.	90,667	5,638,581
Catalent, Inc.(a)(b)	5,453	264,579
Jazz Pharmaceuticals PLC(a)	2,749	358,525
Johnson & Johnson	112,154	18,789,160
Merck & Co., Inc.	74,650	7,961,422
Pfizer, Inc.	243,636	8,785,514
Royalty Pharma PLC, Class A	16,250	509,925
Viatris, Inc.	52,286	550,572
		42,858,278
Professional Services — 0.3%
Booz Allen Hamilton Holding Corp., Class A	3,157	382,250
Genpact Ltd.	4,340	156,631
Jacobs Solutions, Inc.	3,065	384,382
KBR, Inc.	2,233	137,307
Leidos Holdings, Inc.	5,904	552,201
Robert Half, Inc.	2,482	184,040
SS&C Technologies Holdings, Inc.	9,441	549,938
TransUnion	3,464	276,046
		2,622,795
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	8,871	739,043
Residential REITs — 0.3%
American Homes 4 Rent, Class A	5,418	203,067
AvalonBay Communities, Inc.	2,700	509,355
Equity LifeStyle Properties, Inc.	2,896	206,137
Equity Residential	7,047	464,679
Essex Property Trust, Inc.	1,586	386,270
Mid-America Apartment Communities, Inc.	2,248	336,436
UDR, Inc.	4,502	184,042
		2,289,986
Retail REITs — 0.5%
Federal Realty Investment Trust	1,365	138,575
Kimco Realty Corp.	26,732	541,590
NNN REIT, Inc.	7,991	341,056
Realty Income Corp.	14,991	914,001
Regency Centers Corp.	4,224	276,799
Simon Property Group, Inc.	14,122	1,759,601
		3,971,622
Semiconductors & Semiconductor Equipment — 6.2%
Advanced Micro Devices, Inc.(a)	27,224	3,114,425
Analog Devices, Inc.	11,022	2,199,220
Applied Materials, Inc.	36,473	5,528,942
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	9,018	$ 8,104,026
Intel Corp.	180,009	6,438,922
KLA Corp.	5,927	3,046,182
Lam Research Corp.	5,800	4,167,242
Microchip Technology, Inc.	12,279	1,153,489
Micron Technology, Inc.	47,269	3,374,534
NXP Semiconductors NV	6,383	1,423,281
ON Semiconductor Corp.(a)	9,701	1,045,283
Qorvo, Inc.(a)	4,317	474,956
QUALCOMM, Inc.	48,077	6,354,337
Skyworks Solutions, Inc.	4,378	500,712
Teradyne, Inc.	3,480	393,031
Texas Instruments, Inc.	21,923	3,946,140
		51,264,722
Software — 0.9%
Black Knight, Inc.(a)	3,282	230,790
Gen Digital, Inc.	24,688	480,182
Oracle Corp.	39,183	4,593,423
Roper Technologies, Inc.	2,584	1,274,041
VMware, Inc., Class A(a)	5,264	829,764
		7,408,200
Specialized REITs — 1.0%
American Tower Corp.	5,717	1,088,002
Crown Castle, Inc.	11,589	1,254,973
CubeSmart	3,852	167,023
Digital Realty Trust, Inc.	6,995	871,717
Extra Space Storage, Inc.	3,873	540,555
Gaming & Leisure Properties, Inc.	7,774	368,954
Iron Mountain, Inc.	5,129	314,921
Lamar Advertising Co., Class A	2,635	260,074
Public Storage	3,990	1,124,182
VICI Properties, Inc.	43,383	1,365,697
Weyerhaeuser Co.	31,590	1,075,955
		8,432,053
Specialty Retail — 2.3%
Advance Auto Parts, Inc.	2,558	190,290
AutoZone, Inc.(a)	370	918,236
Bath & Body Works, Inc.	9,932	368,080
Best Buy Co., Inc.	8,423	699,530
CarMax, Inc.(a)(b)	3,126	258,239
Dick’s Sporting Goods, Inc.	2,641	372,381
Home Depot, Inc.	27,394	9,145,213
Lowe’s Cos., Inc.	16,534	3,873,420
O’Reilly Automotive, Inc.(a)	877	811,918
Penske Automotive Group, Inc.(b)	1,037	167,392
TJX Cos., Inc.	19,179	1,659,559
Williams-Sonoma, Inc.	2,840	393,738
		18,857,996
Technology Hardware, Storage & Peripherals — 0.5%
Dell Technologies, Inc., Class C	11,141	589,582
Hewlett Packard Enterprise Co.	56,129	975,522
HP, Inc.	37,486	1,230,665
NetApp, Inc.	4,932	384,745
Seagate Technology Holdings PLC	8,299	526,987
Western Digital Corp.(a)	13,931	592,903
		4,300,404
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	16,118	1,779,266

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc.	10,073	$ 434,650
VF Corp.	14,476	286,770
		2,500,686
Tobacco — 1.2%
Altria Group, Inc.	77,072	3,500,610
Philip Morris International, Inc.	66,988	6,680,044
		10,180,654
Trading Companies & Distributors — 0.3%
Ferguson PLC	8,807	1,423,387
United Rentals, Inc.	1,353	628,712
		2,052,099
Water Utilities — 0.1%
American Water Works Co., Inc.	4,010	591,194
Essential Utilities, Inc.	4,743	200,582
		791,776
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	10,921	1,504,586
Total Long-Term Investments — 99.7% (Cost: $719,786,522)		831,117,792
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.42%(c)(d)(e)	3,118,694	$ 3,119,317
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.22%(c)(d)	1,310,547	1,310,547
Total Short-Term Securities — 0.5% (Cost: $4,428,671)		4,429,864
Total Investments — 100.2% (Cost: $724,215,193)		835,547,656
Liabilities in Excess of Other Assets — (0.2)%		(1,934,931)
Net Assets — 100.0%		$ 833,612,725
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,355,543	$ 764,333(a)	$ —	$ (272)	$ (287)	$ 3,119,317	3,118,694	$ 10,931(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	2,347,896	—	(1,037,349)(a)	—	—	1,310,547	1,310,547	20,695	—
BlackRock, Inc.	4,309,775	59,635	(30,335)	2,409	433,704	4,775,188	6,463	32,105	—
				$ 2,137	$ 433,417	$ 9,205,052		$ 63,731	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Index	8	09/15/23	$ 613	$ 5,890
E-Mini Financials Select Sector Index	9	09/15/23	985	33,168
S&P 500 E-Mini Index	3	09/15/23	692	18,827
				$ 57,885

Schedule of Investments (unaudited)  (continued)
July 31, 2023
iShares® Morningstar Value ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 831,117,792	$ —	$ —	$ 831,117,792
Short-Term Securities
Money Market Funds	4,429,864	—	—	4,429,864
	$ 835,547,656	$ —	$ —	$ 835,547,656
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 57,885	$ —	$ —	$ 57,885
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s